Annual Total Returns (Short-Term Investment-Grade Portfolio - Investor Shares Annuity) (Short-Term Investment-Grade Portfolio, Short-Term Investment-Grade Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Investor Shares
Annual Total Return
2012	4.42%
2011	2.02%
2010	5.22%
2009	13.86%
2008	(3.45%)
2007	5.93%
2006	4.92%
2005	2.34%
2004	2.07%
2003	3.55%